Accrued Liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Accrued Liabilities
Accrued compensation and benefits	$ 45,528	$ 43,075
Accrued contingent acquisition consideration	1,466	35,146
Accrued professional fees	2,070	1,577
Other accrued liabilities	16,130	12,026
Total	$ 65,194	$ 91,824